Accounting policies - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Accounting policies [line items]
Depreciation method, property, plant and equipment		All depreciation is charged on a straight-line basis
Payment terms of trade receivables		30 days
Noncurrent insurance liabilities			$ 23
Current insurance liabilities			9
Insurance revenue		$ 21	15	[1]	$ 9	[1]
Insurance expense		23	11	[1]	8	[1]
2028 [member]
Accounting policies [line items]
Revolving credit facility exercised		$ 1,350
EUR500m 1.625% bonds 2024 [member]
Accounting policies [line items]
Notional amount | €							€ 500	€ 500
Amount of debt under consideration | €							500
EUR600m 4.375% bonds 2029 [member]
Accounting policies [line items]
Notional amount | €	€ 600						€ 600
Long term debt term	6 years
Intercontinental Hotels Boston [Member]
Accounting policies [line items]
Percentage of margin before the asset gets impaired fully		25.00%
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities		$ 75
Loyalty programme liability [member] | System Fund [member]
Accounting policies [line items]
Deferred revenue		$ 1,529	$ 1,411		$ 1,292
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill		straight-line
Bottom of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives		3 years
Bottom of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives		3 years
Bottom of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives		7 years
Top of range [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives		50 years
Top of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives		25 years
Top of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives		5 years
Top of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives		10 years

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).